SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			8,243,762	2,171,714
Percentage Of Monthly Deposits Behalf Of Insurance Companies			8.33%
Inventory Write-down	$ 138		$ 1,046
Advertising Expense			126	$ 175
Asset Impairment Charges	$ 0	$ 0	$ 489	$ 0
Bank Time Deposits [Member]
Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			0.42%	1.09%